Segment Information - Schedule of Key Revenues Streams (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Revenue, Major Customer [Line Items]
Revenues	¥ 2,119,514	$ 332,598	¥ 1,502,908	¥ 1,180,597
Audio entertainment [Member]
Revenue, Major Customer [Line Items]
Revenues	2,101,475		1,481,120	1,167,934
Podcast advertising and others [Member]
Revenue, Major Customer [Line Items]
Revenues	¥ 18,039		¥ 21,788	¥ 12,663